STOCK-BASED COMPENSATION STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]	the Company issued 36 thousand shares with a weighted average fair value of $62.82. No awards were granted out of the TDCC plan during 2019 or 2020.
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

OIP Weighted-Average Assumptions	2020	2019
Dividend yield	2.3%	1.8%
Expected volatility	23.0%	21.1%
Risk-free interest rate	1.2%	1.6%
Expected life of stock options granted during period (years)	6.0	6.1
The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

TDCC Weighted-Average Assumptions [1]	2018
Dividend yield	2.13%
Expected volatility	23.34%
Risk-free interest rate	2.83%
Expected life of stock options granted during period (years)	6.2
1.No awards were granted by the Company out of the TDCC plan during 2019 and 2020.
The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

EID Weighted-Average Assumptions	2019	2018
Dividend yield	1.6%	2.1%
Expected volatility	19.8%	23.3%
Risk-free interest rate	2.4%	2.8%
Expected life of stock options granted during period (years)	6.1	6.2

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]	The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

OIP Weighted-Average Assumptions	2020	2019
Dividend yield	2.3%	1.8%
Expected volatility	23.0%	21.1%
Risk-free interest rate	1.2%	1.6%
Expected life of stock options granted during period (years)	6.0	6.1
The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

TDCC Weighted-Average Assumptions [1]	2018
Dividend yield	2.13%
Expected volatility	23.34%
Risk-free interest rate	2.83%
Expected life of stock options granted during period (years)	6.2
1.No awards were granted by the Company out of the TDCC plan during 2019 and 2020.
The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

EID Weighted-Average Assumptions	2019	2018
Dividend yield	1.6%	2.1%
Expected volatility	19.8%	23.3%
Risk-free interest rate	2.4%	2.8%
Expected life of stock options granted during period (years)	6.1	6.2

Share-based Payment Arrangement, Option, Activity [Table Text Block]
The following table summarizes stock option activity for 2020 under the OIP:

OIP Stock Options	2020
	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2020	1,367	$66.06
Granted	1,052	$53.50
Exercised	—	$—
Forfeited/Expired	(147)	$63.59
Outstanding at December 31, 2020	2,272	$60.40	8.58	$24,322
Exercisable at December 31, 2020	—	$—	—	$—

Additional Information about OIP Stock Options [1]
In millions, except per share amounts	2020	2019
Weighted-average fair value per share of options granted	$9.18	$11.85
Total compensation expense for stock options plans	$16	$5
Related tax benefit	$3	$1
1.No awards have vested under the OIP as of December 31, 2020.
The following table summarizes stock option activity for 2020:

TDCC Stock Options	2020
	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2020	689	$58.21
Granted [1]	—	$—
Exercised	(84)	$49.14
Forfeited/Expired	(10)	$60.75
Outstanding at December 31, 2020	595	$59.45	3.73	$7,596
Exercisable at December 31, 2020	534	$57.96	3.36	$7,564
1.No awards were granted by the Company out of the TDCC plan during 2020.

Additional Information about TDCC Stock Options [1]
In millions, except per share amounts	2020	2019	2018
Weighted-average fair value per share of options granted	$—	$—	$15.38
Total compensation expense for stock options plans	$—	$1	$68
Related tax benefit	$—	$—	$15
Total amount of cash received from the exercise of options	$4	$2	$112
Total intrinsic value of options exercised [2]	$1	$1	$160
Related tax benefit	$—	$—	$36
1.No awards were granted by the Company out of the TDCC plan during 2019 and 2020.
2. Difference between the market price at exercise and the price paid by the employee to exercise the options.
The following table summarizes stock option activity for 2020 under EID's EIP:

EID Stock Options	2020
	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2020	5,661	$67.60
Granted	—	$—
Exercised	(526)	$47.93
Forfeited/Expired	(111)	$65.51
Canceled and assigned	—	$—
Outstanding at December 31, 2020	5,024	$69.71	4.29	$7,101
Exercisable at December 31, 2020	4,323	$69.05	3.94	$7,052

Schedule of Nonvested Share Activity [Table Text Block]
Nonvested awards of RSUs and PSUs are shown below.

OIP RSUs and PSUs	2020
	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Nonvested at January 1, 2020	561	$66.56
Granted	1,482	$52.83
Vested	(38)	$63.14
Forfeited	(106)	$61.03
Nonvested at December 31, 2020	1,899	$56.31
The following table shows changes in nonvested RSUs:

TDCC RSU Awards	2020
Shares in thousands	Shares	Grant Date Fair Value [1]
Nonvested at January 1, 2020	336	$81.12
Granted [2]	—	$—
Vested	(178)	$85.49
Forfeited	(6)	$75.97
Nonvested at December 31, 2020	152	$74.24
1. Weighted-average per share.
2. No awards were granted by the Company out of the TDCC plan during 2020.

Additional Information about TDCC RSUs [1]
In millions, except per share amounts	2020	2019	2018
Weighted-average fair value per share of RSUs granted	$—	$—	$71.46
Total fair value of RSUs vested	$15	$1	$382
Related tax benefit	$3	$—	$86
Total compensation expense for RSU awards	$3	$4	$144
Related tax benefit	$1	$1	$32
1.No awards were granted out of the TDCC plan during 2019 and 2020.
The following table shows the PSU awards granted:

TDCC PSU Awards		Target Shares Granted [1]	Grant Date Fair Value [2]
Shares in thousands
Year	Performance Period
2017	Sep 1, 2017 - Aug 31, 2019	232	$71.16
2017 [3]	Jan 1, 2017 - Dec 31, 2019	1,728	$81.99
1. At the end of the performance period, the actual number of shares issued can range from zero to 200 percent of the target shares granted.
2. Weighted-average per share.
3. Converted to RSU awards at Conversion Date.
Nonvested awards of RSUs are shown below.

EID RSUs	2020
Shares in thousands	Shares	Grant Date Fair Value [1]
Nonvested at January 1, 2020	1,700	$74.14
Granted	—	$—
Vested	(783)	$77.27
Forfeited	(17)	$75.64
Nonvested at December 31, 2020	900	$71.44
1. Weighted-average per share.